General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and Administrative Expenses
General and administrative expense	€ 40,192	€ 46,987
Personnel expenses
General and Administrative Expenses
General and administrative expense	16,705	16,895
Contractor and consulting expenses
General and Administrative Expenses
General and administrative expense	9,291	14,921
Success fee in relation to the fundraising activities
General and Administrative Expenses
General and administrative expense	906	0
IT costs
General and Administrative Expenses
General and administrative expense	8,642	7,653
Director and officers liability insurance
General and Administrative Expenses
General and administrative expense	1,667	3,358
Other miscellaneous expenses
General and Administrative Expenses
General and administrative expense	€ 2,981	€ 4,160